General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 19 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year ended December 31
	2023	2022	2021
	U.S. dollar in thousands
Payroll and related expenses	1,568	1,670	1,678
Share-based payment	402	483	585
Professional fees	2,100	3,978	4,247
Other	336	530	329
	4,406	6,661	6,839